Operating expenses (Tables)	12 Months Ended
Dec. 31, 2017
Operating Expenses
	2017	2016
Raw materials, consumables and supplies	$64,379	$51,899
Employment, benefits and contractors	49,926	41,355
Transport, port and shipping	58,382	53,474
Repairs and maintenance	15,799	7,608
Overheads	9,482	11,109
Changes in inventories	235	(20,798)
Pre-commercial production operating expenses capitalized	-	(41,205)
Recovery of withholding taxes on contractor costs	(9,780)	-
	$188,423	$103,442